Fair Value Measurements (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Measurements Textuals
Par Value of Structured Notes	$ 38,000,000	$ 38,000,000	$ 38,000,000
Fair Value of Structured Notes	40,000,000	38,000,000	41,000,000
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Total		209,000,000	247,000,000
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Total		3,043,000,000	3,255,000,000
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Total		38,000,000	41,000,000
Estimate of Fair Value, Fair Value Disclosure | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Total		3,290,000,000	3,543,000,000
US Government and Agencies | Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	0	0	0
US Government and Agencies | Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	130,000,000	126,000,000	139,000,000
US Government and Agencies | Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	0	0	0
US Government and Agencies | Estimate of Fair Value, Fair Value Disclosure | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	130,000,000	126,000,000	139,000,000
State and Political Subdivisions | Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	0	0	0
State and Political Subdivisions | Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	1,072,000,000	1,075,000,000	1,300,000,000
State and Political Subdivisions | Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	0	0	0
State and Political Subdivisions | Estimate of Fair Value, Fair Value Disclosure | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	1,072,000,000	1,075,000,000	1,300,000,000
Corporate Debt Securities | Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	0	0	0
Corporate Debt Securities | Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	1,739,000,000	1,606,000,000	1,499,000,000
Corporate Debt Securities | Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	0	0	0
Corporate Debt Securities | Estimate of Fair Value, Fair Value Disclosure | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	1,739,000,000	1,606,000,000	1,499,000,000
Foreign Government Bonds | Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	0	0	0
Foreign Government Bonds | Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	41,000,000	43,000,000	48,000,000
Foreign Government Bonds | Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	0	0	0
Foreign Government Bonds | Estimate of Fair Value, Fair Value Disclosure | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	41,000,000	43,000,000	48,000,000
Mortgage-backed/asset-backed securities | Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	0	0	0
Mortgage-backed/asset-backed securities | Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	104,000,000	109,000,000	154,000,000
Mortgage-backed/asset-backed securities | Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	0	0	0
Mortgage-backed/asset-backed securities | Estimate of Fair Value, Fair Value Disclosure | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	104,000,000	109,000,000	154,000,000
Preferred Stock, Available for Sale | Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	65,000,000	73,000,000	109,000,000
Preferred Stock, Available for Sale | Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	86,000,000	78,000,000	108,000,000
Preferred Stock, Available for Sale | Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value		0	0
Preferred Stock, Available for Sale | Estimate of Fair Value, Fair Value Disclosure | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	151,000,000	151,000,000	217,000,000
Equity Securities, Available for Sale | Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	135,000,000	136,000,000	138,000,000
Equity Securities, Available for Sale | Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	0	0	0
Equity Securities, Available for Sale | Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	0	0	0
Equity Securities, Available for Sale | Estimate of Fair Value, Fair Value Disclosure | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	135,000,000	136,000,000	138,000,000
Other Long-term Investments | Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Other Long Term Investments Fair Value		0	0
Other Assets, Fair Value Disclosure	0	0
Other Long-term Investments | Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Other Long Term Investments Fair Value		0	0
Other Assets, Fair Value Disclosure	0	0
Other Long-term Investments | Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Other Long Term Investments Fair Value		38,000,000	41,000,000
Other Assets, Fair Value Disclosure	40,000,000	38,000,000
Other Long-term Investments | Estimate of Fair Value, Fair Value Disclosure | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Other Long Term Investments Fair Value		38,000,000	41,000,000
Other Assets, Fair Value Disclosure	40,000,000	38,000,000
Foreign Exchange Contract [Member] | Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Other Liabilities, Fair Value Disclosure	0
Other Long Term Investments Fair Value		0
Other Assets, Fair Value Disclosure	0	0
Foreign Exchange Contract [Member] | Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Other Liabilities, Fair Value Disclosure	1,000,000
Other Long Term Investments Fair Value		4,000,000	6,000,000
Other Assets, Fair Value Disclosure	2,000,000	2,000,000
Foreign Exchange Contract [Member] | Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Other Liabilities, Fair Value Disclosure	0
Other Long Term Investments Fair Value		0
Other Assets, Fair Value Disclosure	0	0
Foreign Exchange Contract [Member] | Estimate of Fair Value, Fair Value Disclosure | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Other Long Term Investments Fair Value		4,000,000	6,000,000
Other Assets, Fair Value Disclosure	2,000,000	2,000,000
Assets, Total [Member] | Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Total	200,000,000	209,000,000
Assets, Total [Member] | Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Total	3,175,000,000	3,043,000,000
Assets, Total [Member] | Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Total	40,000,000	38,000,000
Assets, Total [Member] | Estimate of Fair Value, Fair Value Disclosure | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Total	3,415,000,000	3,290,000,000
Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Other Liabilities, Fair Value Disclosure	0	0
Other Assets, Fair Value Disclosure	0
Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Other Liabilities, Fair Value Disclosure	1,000,000	1,000,000
Other Assets, Fair Value Disclosure	1,000,000	2,000,000	2,000,000
Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Other Liabilities, Fair Value Disclosure	0	0
Other Assets, Fair Value Disclosure	0
Interest Rate Swap [Member] | Estimate of Fair Value, Fair Value Disclosure | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Other Liabilities, Fair Value Disclosure	1,000,000	1,000,000
Other Assets, Fair Value Disclosure	1,000,000	2,000,000	2,000,000
Commodity Contract [Member] | Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value		0
Other Liabilities, Fair Value Disclosure	0	0
Commodity Contract [Member] | Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value		2,000,000	2,000,000
Other Liabilities, Fair Value Disclosure	4,000,000	2,000,000
Other Long Term Investments Fair Value			1,000,000
Other Assets, Fair Value Disclosure		4,000,000
Commodity Contract [Member] | Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value		0
Other Liabilities, Fair Value Disclosure	0	0
Commodity Contract [Member] | Estimate of Fair Value, Fair Value Disclosure | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value		2,000,000	2,000,000
Other Liabilities, Fair Value Disclosure		2,000,000
Other Long Term Investments Fair Value			1,000,000
Liabilities, Total [Member] | Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Total	0	0
Liabilities, Total [Member] | Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Total	6,000,000	3,000,000	4,000,000
Liabilities, Total [Member] | Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Total	0	0
Liabilities, Total [Member] | Estimate of Fair Value, Fair Value Disclosure | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Total	$ 6,000,000	$ 3,000,000	$ 4,000,000